Derivative financial instruments - Schedule of notional contract amounts of financing derivatives by type (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	£ (24,402)	£ (18,875)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	(1,727)	(1,607)
Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	(15,025)	(10,397)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	(5,263)	(6,371)
Inflation-linked swaps
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	£ (2,387)	£ (500)